COMMITMENTS AND CONTINGENCIES (Schedule of Future Minimum Payments Under Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
2013, Gross Commitments	$ 6,715
2014, Gross Commitments	6,045
2015, Gross Commitments	5,910
2016, Gross Commitments	1,918
2017 and after, Gross Commitments	192
Gross Commitments	20,780
2013, Receivables from subleases	1,514
2014, Receivables from subleases	621
2015, Receivables from subleases	481
2016, Receivables from subleases	91
2017 and after, Receivables from subleases
Receivables from subleases	2,707
2013, Net commitments	5,201
2014, Net commitments	5,424
2015, Net commitments	5,429
2016, Net commitments	1,827
2017 and after, Net commitments	192
Net commitments	$ 18,073